Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

25.Segment Information

Reportable segments are those that are based on the Group’s method of internal reporting.

The Group is organized on the basis of services and products. The Group’s segments are strategic business units that offer different entertainment services and products. The Group’s reportable segments are as follows:

Content

The Content segment categorizes the Group’s sources of content revenue as follows: (a) Advertising; (b) Network Subscription Revenue; and (c) Licensing and Syndication. Given the cost structure of the Group’s Content business, operating segment income is reported as a single line item.

The Advertising revenue is derived primarily from the sale of advertising time on the Group’s television broadcast operations, which include the production of television programming and broadcasting of Channels 2, 4, 5 and 9 (“television networks”), as well as the sale of advertising time on programs provided to pay television companies in Mexico and advertising revenue in the Group’s Internet business and the production of television programming and broadcasting for local television stations in Mexico and the United States. The broadcasting of television networks is performed by television repeater stations in Mexico which are wholly-owned, majority-owned or minority-owned by the Group or otherwise affiliated with the Group’s networks.

The Network Subscription revenue is derived from domestic and international programming services provided to independent cable television systems in Mexico and the Group’s direct-to-home (“DTH”) satellite and cable television businesses. These programming services for cable and pay- per-view television companies are provided in Mexico, other countries in Latin America, the United States and Europe. The programming services consist of both programming produced by the Group and programming produced by others.

The Licensing and Syndication revenue is derived from international program licensing and syndication fees. The Group’s television programming is licensed and syndicated to customers abroad, including Univision.

Sky

The Sky segment includes DTH broadcast satellite pay television services in Mexico, Central America and the Dominican Republic. Sky revenues are primarily derived from program services, installation fees and equipment rental to subscribers, and national advertising sales.

Cable

The Cable segment includes the operation of cable multiple systems covering the Mexico City metropolitan area, Monterrey and suburban areas, and over 200 other cities of Mexico; and the operation of telecommunication facilities through a fiber-optic network that covers the most important cities and economic regions of Mexico and the cities of San Antonio and San Diego in the United States (Bestel).

The cable multiple system businesses derive revenues from cable subscribers, principally from basic and premium television services subscription, pay- per-view fees, installation fees, Internet services subscription and telephone services subscription as well as from local and national advertising sales.

The telecommunication facilities business derives revenues from providing data and long-distance services solutions to carriers and other telecommunications service providers through its fiber-optic network.

Other Businesses

The Other Businesses segment includes the Group’s domestic operations in sports and show business promotion, soccer, feature film production and distribution, gaming, radio, publishing and publishing distribution.

The table below presents information by segment and a reconciliation to consolidated total for the years ended December 31, 2017, 2016 and 2015:

	Total Revenues		Intersegment Revenues		Consolidated Revenues		Segment Income
2017:
Content	Ps.	33,997,220	Ps.	2,445,233	Ps.	31,551,987	Ps	12,825,259
Sky	22,196,629		127,129		22,069,500		10,106,623
Cable	33,048,310		225,755		32,822,555		14,034,796
Other Businesses	8,376,270		546,077		7,830,193		490,106

Segment totals	97,618,429		3,344,194		94,274,235		37,456,784
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(3,344,194)		(3,344,194)		—		(2,290,974)
Depreciation and amortization expense	—		—		—		(18,536,274)

Consolidated net sales and income before other expense	94,274,235		—		94,274,235		16,629,536		(1)
Other expense, net	—		—		—		(2,386,334)

Consolidated net sales and operating income	Ps.	94,274,235	Ps.	—	Ps.	94,274,235	Ps.	14,243,202	(2)

	Total Revenues		Intersegment Revenues		Consolidated Revenues		Segment Income
2016:
Content	Ps.	36,686,676	Ps.	2,314,419	Ps.	34,372,257	Ps.	14,748,037
Sky	21,941,247		70,954		21,870,293		9,898,516
Cable	31,891,616		162,364		31,729,252		13,236,117
Other Businesses	8,828,248		512,687		8,315,561		1,040,571

Segment totals	99,347,787		3,060,424		96,287,363		38,923,241
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(3,060,424)		(3,060,424)		—		(2,207,927)
Depreciation and amortization expense	—		—		—		(16,979,833)

Consolidated net sales and income before other expense	96,287,363		—		96,287,363		19,735,481		(1)
Other expense, net	—		—		—		(3,137,384)

Consolidated net sales and operating income	Ps.	96,287,363	Ps.	—	Ps.	96,287,363	Ps.	16,598,097	(2)

	Total Revenues		Intersegment Revenues		Consolidated Revenues		Segment Income
2015:
Content	Ps.	34,332,572	Ps.	1,462,004	Ps.	32,870,568	Ps.	14,564,225
Sky	19,253,526		107,197		19,146,329		8,972,258
Cable(3)	28,488,313		148,887		28,339,426		11,405,556
Other Businesses	8,124,337		428,831		7,695,506		753,340

Segment totals	90,198,748		2,146,919		88,051,829		35,695,379
Reconciliation to consolidated amounts:
Eliminations and corporate expenses	(2,146,919)		(2,146,919)		—		(1,960,848)
Depreciation and amortization expense	—		—		—		(14,660,929)

Consolidated net sales and income before other expense	88,051,829		—		88,051,829		19,073,602		(1)
Other expense, net	—		—		—		(328,477)

Consolidated net sales and operating income	Ps.	88,051,829	Ps.	—	Ps.	88,051,829	Ps.	18,745,125	(2)

(1)	This amount represents income before other expense, net.

(2)	This amount represents consolidated operating income.

(3)

In 2015, Telecable contributed total revenues and segment income to the Group’s Cable segment for the year ended December 31, 2015, in the amount of Ps.2,106,706 and Ps.1,022,994, respectively, as the Group began to consolidate the Telecable results of operations beginning in January 2015 (see Note 3).

Accounting Policies

The accounting policies of the segments are the same as those described in the Group’s summary of significant accounting policies (see Note 2). The Group evaluates the performance of its segments and allocates resources to them based on operating income before depreciation and amortization.

Intersegment Revenue

Intersegment revenue consists of revenues derived from each of the segments principal activities as provided to other segments.

The Group accounts for intersegment revenues as if the revenues were from third parties, that is, at current market prices.

Allocation of Corporate Expenses

Non-allocated corporate expenses primarily include share-based compensation expense for certain key officers and employees in connection with the Company’s Long-term Retention Plan, as well as other general expenses that because of their nature and characteristics are not subject to be allocated within the Group’s business segments.

The table below presents segment information about assets, liabilities, and additions to property, plant and equipment as of and for the years ended December 31, 2017, 2016 and 2015:

	Segment Assets at Year-End		Segment Liabilities at Year-End		Additions to Property, Plant and Equipment
2017:
Continuing operations:
Content	Ps.	96,867,918	Ps.	44,129,769	Ps.	1,627,250
Sky	27,977,530		13,333,944		4,020,282
Cable	89,803,959		22,675,417		10,615,147
Other Businesses	10,350,464		3,261,984		496,887

Total	Ps.	224,999,871	Ps.	83,401,114	Ps.	16,759,566

2016:
Continuing operations:
Content	Ps.	112,639,928	Ps.	50,758,643	Ps.	2,677,448
Sky	28,359,148		14,227,757		6,297,131
Cable	86,194,625		25,624,966		18,450,446
Other Businesses	10,518,818		3,529,459		516,560

Total	Ps.	237,712,519	Ps.	94,140,825	Ps.	27,941,585

2015:
Continuing operations:	.
Content	Ps.	113,461,639	Ps.	43,668,182	Ps.	2,641,189
Sky	25,199,299		9,190,384		5,561,502
Cable	66,971,510		18,222,294		17,166,959
Other Businesses	11,375,305		3,169,793		333,419

Total	Ps.	217,007,753	Ps.	74,250,653	Ps.	25,703,069

Segment assets reconcile to total assets as of December 31, 2017 and 2016, as follows:

	2017		2016
Segment assets	Ps.	224,999,871	Ps.	237,712,519
Investments attributable to:
Content (1)	57,206,369		56,500,230
Cable	721,076		728,775
Other Businesses	180,159		—
Goodwill attributable to:
Content	241,973		241,973
Cable	13,793,684		13,793,684
Other Businesses	76,969		76,969

Total assets	Ps.	297,220,101	Ps.	309,054,150

(1)	Includes goodwill attributable to equity investments of Ps.359,613 in 2017 and 2016 (see Note 10).

Equity method gain recognized in income for the years ended December 31, 2017, 2016 and 2015 attributable to equity investments in Content, was Ps.1,957,544, Ps.1,189,517 and Ps.50,498, respectively.

Equity method loss recognized in income for the years ended December 31, 2017, 2016 and 2015 attributable to equity investments in Cable, was Ps.61,930, Ps.49,913 and Ps.15,099, respectively.

Segment liabilities reconcile to total liabilities as of December 31, 2017 and 2016, as follows:

	2017		2016
Segment liabilities	Ps.	83,401,114	Ps.	94,140,825
Debt not allocated to segments	114,162,073		118,628,925

Total liabilities	Ps.	197,563,187	Ps.	212,769,750

Geographical segment information:

	Total Net Sales		Segment Assets at Year-End		Additions to Property, Plant and Equipment
2017:
Mexico	Ps.	81,308,749	Ps.	219,206,662	Ps.	16,709,852
Other countries	12,965,486		5,793,209		49,714

	Ps.	94,274,235	Ps.	224,999,871	Ps.	16,759,566

2016:
Mexico	Ps.	82,340,312	Ps.	229,472,576	Ps.	27,836,033
Other countries	13,947,051		8,239,943		105,552

	Ps.	96,287,363	Ps.	237,712,519	Ps.	27,941,585

2015:
Mexico	Ps.	75,926,603	Ps.	208,022,938	Ps.	25,290,033
Other countries	12,125,226		8,984,815		413,036

	Ps.	88,051,829	Ps.	217,007,753	Ps.	25,703,069

Net sales are attributed to geographical segment based on the location of customers.

Disaggregation of Total Revenues

The table below present total revenues for each reportable segment disaggregated by major service/product lines and primary geographical market for the years ended December 31, 2017, 2016 and 2015:

	Domestic		Export		Abroad		Total
2017:
Content:
Advertising	Ps.	20,366,184	Ps.	262,734	Ps.	90,164	Ps.	20,719,082
Network Subscription Revenue	2,704,998		1,353,090		—		4,058,088
Licensing and Syndication	949,440		8,270,610		—		9,220,050

Sky:
DTH Broadcast Satellite TV (a)	19,810,392		—		1,534,681		21,345,073
Advertising	651,689		—		—		651,689
Pay-Per-View	199,867		—		—		199,867

Cable:
Digital TV Service (a)	12,978,715		—		—		12,978,715
Advertising	817,330		—		—		817,330
Broadband Services (a)	11,357,448		—		—		11,357,448
Telephony (a)	2,944,263		—		—		2,944,263
Other Services	522,003		—		—		522,003
Telecommunications Networks	4,173,146		—		255,405		4,428,551

Other Businesses:
Gaming	2,852,013		—		—		2,852,013
Soccer, Sports and Show Business Promotion	1,447,731		118,424		—		1,566,155
Publishing - Magazines	460,045		—		366,897		826,942
Publishing - Advertising	614,478		—		454,886		1,069,364
Publishing Distribution	286,500		—		62,177		348,677
Radio - Advertising	851,140		—		—		851,140
Feature Film Production and Distribution	647,730		45,250		168,999		861,979

Segment total	84,635,112		10,050,108		2,933,209		97,618,429
Intersegment eliminations	(3,326,363)		—		(17,831)		(3,344,194)

Consolidated total revenues	Ps.	81,308,749	Ps.	10,050,108	Ps.	2,915,378	Ps.	94,274,235

	Domestic		Export		Abroad		Total
2016:
Content:
Advertising	Ps.	22,636,449	Ps.	376,106	Ps.	210,638	Ps.	23,223,193
Network Subscription Revenue	3,079,041		1,320,300		—		4,399,341
Licensing and Syndication	711,468		8,352,674		—		9,064,142

Sky:
DTH Broadcast Satellite TV (a)	19,627,851		—		1,637,774		21,265,625
Advertising	412,512		—		—		412,512
Pay-Per-View	263,110		—		—		263,110

Cable:
Digital TV Service (a)	13,051,572		—		—		13,051,572
Advertising	678,816		—		—		678,816
Broadband Services (a)	9,709,197		—		—		9,709,197
Telephony (a)	3,103,765		—		—		3,103,765
Other Services	561,386		—		—		561,386
Telecommunications Networks	4,409,366		—		377,514		4,786,880

Other Businesses:
Gaming	2,653,990		—		—		2,653,990
Soccer, Sports and Show Business Promotion	1,581,705		220,319		—		1,802,024
Publishing - Magazines	535,478		—		480,101		1,015,579
Publishing - Advertising	769,009		—		691,501		1,460,510
Publishing Distribution	318,924		—		81,645		400,569
Radio - Advertising	814,176		—		—		814,176
Feature Film Production and Distribution	463,761		50,762		166,877		681,400

Segment total	85,381,576		10,320,161		3,646,050		99,347,787
Intersegment eliminations	(3,041,264)		—		(19,160)		(3,060,424)

Consolidated total revenues	Ps.	82,340,312	Ps.	10,320,161	Ps.	3,626,890	Ps.	96,287,363

	Domestic		Export		Abroad		Total
2015:
Content:
Advertising	Ps.	22,503,689	Ps.	344,215	Ps.	181,418	Ps.	23,029,322
Network Subscription Revenue	2,526,170		1,069,210		—		3,595,380
Licensing and Syndication	751,686		6,956,184		—		7,707,870

Sky:
DTH Broadcast Satellite TV(a)	17,419,980		—		1,310,710		18,730,690
Advertising	319,585		—		—		319,585
Pay-Per-View	203,251		—		—		203,251

Cable:
Digital TV Service (a)	12,203,074		—		—		12,203,074
Advertising	606,612		—		—		606,612
Broadband Services (a)	7,617,723		—		—		7,617,723
Telephony (a)	3,202,670		—		—		3,202,670
Other Services	441,967		—		—		441,967
Telecommunications Networks	3,989,715		—		426,552		4,416,267

Other Businesses:
Gaming	2,367,190		—		—		2,367,190
Soccer, Sports and Show Business Promotion	1,132,314		129,374		—		1,261,688
Publishing - Magazines	533,520		—		606,144		1,139,664
Publishing - Advertising	665,296		—		809,882		1,475,178
Publishing Distribution	228,345		—		89,987		318,332
Radio - Advertising	786,735		—		—		786,735
Feature Film Production and Distribution	558,738		22,295		194,517		775,550

Segment total	78,058,260		8,521,278		3,619,210		90,198,748
Intersegment eliminations	(2,131,657)		—		(15,262)		(2,146,919)

Consolidated total revenues	Ps.	75,926,603	Ps.	8,521,278	Ps.	3,603,948	Ps.	88,051,829

(a)

DTH Broadcast Satellite TV revenues include revenue from leasing set-top equipment to subscribers in the Sky segment in the amount of Ps.9,894,292, Ps.9,266,056 and Ps.8,226,584, for the years ended December 31, 2017, 2016 and 2015, respectively, Digital TV Service revenues include revenue from leasing set-top equipment to subscribers in the Cable segment in the amount of Ps.3,062,826, Ps.3,072,701 and Ps.2,674,947, for the years ended December 31, 2017, 2016 and 2015, respectively. Revenue from leasing set-top equipment to subscribers is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.

Net sales from external customers for the years ended December 31, 2017, 2016 and 2015 are presented by sale source, as follows:

	2017		2016		2015
Services	Ps.	70,408,764	Ps.	72,915,848	Ps.	67,452,100
Royalties	8,533,751		8,526,197		7,097,435
Goods	2,133,122		2,317,315		2,415,371
Leases (1)	13,198,598		12,528,003		11,086,923

Total	Ps.	94,274,235	Ps.	96,287,363	Ps.	88,051,829

(1)

This line includes primarily revenue from leasing set-top equipment to subscribers in the Sky and Cable segments, which is recognized when services are rendered to such subscribers. Set-top equipment is part of the Group’s property and equipment and is leased to subscribers through operating lease contracts.